Other liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure Of Other liabilities [Line Items]
Deferred income and other liabilities	₨ 53,945		₨ 55,877
Other non-current liabilities	53,945	$ 647	55,877
Financial liabilities included in other liabilities	₨ 17,945		₨ 19,877